UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 28, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Milton Arbitrage Partners, LLC
Address:  56 Mason Street
          Greenwich, CT 06830

13 File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      James E. Buck, II
Title:     Managing Member
Phone:     203-661-7022
Signature, Place and Date of Signing:

    James E. Buck, II  July 31, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    8

Form 13F Information Table Value Total:    66,397

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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BEI MEDICAL SYS CO COM         COMMON STOCK     05538E109      676    99100 SH       SOLE                  99100        0        0
D COLLATERAL THERAPEUTICS INC    COMMON STOCK     193921103     3954   334800 SH       SOLE                 334800        0        0
D DYNACARE INC SEE 50540R409     COMMON STOCK     267920205     7404   336700 SH       SOLE                 336700        0        0
D IMMUNEX CORP NEW SEE CUSIP 031 COMMON STOCK     452528102    10414   466144 SH       SOLE                 466144        0        0
D J.P. REALTY INC CASH MERGER @  COMMON STOCK     46624A106    12781   479600 SH       SOLE                 479600        0        0
D SILVERSTREAM SOFTWARE INC COM  COMMON STOCK     827907106     1366   152800 SH       SOLE                 152800        0        0
D SPACELABS MED INC COM          COMMON STOCK     846247104     2131   150100 SH       SOLE                 150100        0        0
D TRIGON HEALTHCARE INC          COMMON STOCK     89618L100    27671   275117 SH       SOLE                 275117        0        0
S REPORT SUMMARY                  8 DATA RECORDS               66397        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED